ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2021
Tickeri Inc [Member]
Business Acquisition [Line Items]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

The Company acquired the assets and liabilities noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows (subject to adjustment):

Cash	$127,377
Accounts receivables	23,587
Goodwill	20,086,664
Accounts payable and accrued expenses	(87,071)
SBA EIDL	(150,000)
PPP loan	(557)
$20,000,000

SCHEDULE OF CONSIDERATION PAID FOR ACQUISITION	The consideration paid for the acquisition of Tickeri was as follows:
Common stock	$10,000,000
Notes payable	10,000,000
Total consideration	$20,000,000

Monster Creative LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

The Company acquired the assets and liabilities noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows (subject to adjustment):

Cash	$3,017
Accounts receivables	379,012
Goodwill	8,648,104
Due to seller	(379,012)
Accounts payable and accrued expenses	(98,754)
Notes payable – related parties	(486,250)
PPP loan	(66,117)
$8,000,000

SCHEDULE OF CONSIDERATION PAID FOR ACQUISITION	The consideration paid for the acquisition of Monster Creative, LLC was as follows:
Convertible notes payable	$7,500,000
Non-convertible notes payable	500,000
Total consideration	$8,000,000

SCHEDULE OF PRO FORMA INFORMATION

Nine Months Ended September 30, 2021
(Unaudited)
Revenues	$2,179,071
Net loss	$(35,563,233)
Net loss per share	$(0.04)

	Nine Months Ended September 30, 2020
		(Unaudited)
Revenues		$1,807,638
Net loss		$(164,976)
Net loss per share	$	N/A